Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 27,418	$ 27,910
Aggregate Unpaid Principal | Loans Held-For-Sale Reported At Fair Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	41,881	43,822
Nonaccrual loans	14,807	14,316
Loans 90 days or more past due and still accruing	3,004	4,000
Fair Value Carrying Amount Less Aggregate Unpaid Principal | Loans Held-For-Sale Reported At Fair Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	(14,463)	(15,912)
Nonaccrual loans	(7,105)	(6,886)
Loans 90 days or more past due and still accruing	(823)	(1,413)
Fair Value Carrying Amount | Loans Held-For-Sale Reported At Fair Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	27,418	27,910
Nonaccrual loans	7,702	7,430
Loans 90 days or more past due and still accruing	$ 2,181	$ 2,587